Intangible assets other than goodwill (Details 1) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill		$ 118,964,142	$ 77,032,480	$ 77,934,155
Chile
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill		35,280,580	34,292,463
Chile | Embotelladoras Chilenas Unidas S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill		31,659,575	31,476,163
Chile | Manantial S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill		1,166,000	1,166,000
Chile | Compañía Pisquera de Chile S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill		1,363,782	1,363,782
Chile | Compañía Cervecería Kunstmann S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	[1]	1,091,223	286,518
International Business
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill		49,381,832	9,731,485
International Business | CCU Argentina S.A. and subsidiaries
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	[2]	36,807,884	3,735,289
International Business | Marzurel S.A., Coralina S.A. and Milotur S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill		2,651,576	2,639,301
International Business | Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill		3,558,832	3,356,895
International Business | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	[3]	6,363,540	0
Wines
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill		19,824,725	19,781,051
Wines | Vina San Pedro Tarapaca S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill		$ 19,824,725	$ 19,781,051

[1]	See Note 15 – Business combinations, letter b).
[2]	See Note 1 – General Information, letter C).
[3]	See Note 15 – Business combinations, letter a).